CONSOLIDATED STATEMENTS OF CASH FLOWS (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss)/income	446,650	(426,492)	(1,662,257)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share based compensation	16,281	9,401	33,225
Depreciation and amortization	685,345	595,792	657,082
Allowance for doubtful accounts	15,383	91,016	187,130
Inventory provision	15,073	119,936	171,165
Allowance for advance to third party suppliers	56,980	10,392	64,298
Amortization of deferred issuance cost and accretion of convertible notes		35,030	135,725
Change in fair value of derivatives	(84,484)	51,867	11,485
Gain on acquisition of a subsidiary	(4,628)
Loss/(income) for equity investment in a joint venture	441	2,108	43,501
Revaluation gain from acquisition of a subsidiary	(3,652)
Exchange loss/(gain)	(850)	(261)	13,004
Loss/(gain) from disposal of fixed assets	16,831	(950)	1,878
Impairment on property, plant and equipment			397,789
Deferred income taxes	(116,232)	(28,489)	(1,350)
Loss from convertible notes buyback			8,466
Gain on sale of claim against loaned shares			(369,153)
Changes in operating assets and liabilities:
(Increase)/decrease in notes receivables	132,240	(58,263)	271,254
(Increase)/decrease in accounts receivables from third party customers	(1,346,434)	847,518	(660,190)
Decrease /(increase) in accounts receivables from related party customers	(86,579)	(196,481)	(5,126)
Decrease /(increase) in inventories	(551,171)	(500,761)	(370,667)
Decrease in advance to third party suppliers	265,094	175,581	428,076
Decrease /(increase) in advance to related party suppliers	43,458	(2,586)	(56,005)
Decrease /(increase) in other current assets	(167,030)	256,591	34,516
Increase in prepaid land use rights		(225,410)
Increase/(decrease) in accounts payable	887,668	598,716	608,442
(Decrease)/increase in tax payable	81,723	(80,819)	67,277
(Decrease)/increase in advance from customers	41,236	125,848	(243,402)
Increase in other payables	105,044	90,385	59,030
(Decrease)/increase in payroll and welfare payables	31,499	7,363	8,743
Increase/(decrease) in accrued expenses	(18,669)	(60,821)	73,620
Decrease in interest payable		(4,123)	(3,746)
Increase/(decrease) in amounts due to related parties	4,301	(6,019)	3,057
Increase in accrued warranty costs	92,843	44,671	35,475
Increase/(decrease) in other long-term liabilities	(32,192)	(6,063)	66,280
Net cash provided by operating activities	526,169	1,464,677	8,622
Cash flows from investing activities:
Purchase of property, plant and equipment	(649,624)	(381,657)	(526,236)
Proceeds from disposal of property, plant and equipment	6,420	3,668	4,711
Purchase of intangible assets	(945)	(5,561)	(2,702)
Investments in project assets	(473,663)	(8,405)
Government grants received	45,300	126,900
Proceeds from disposal of a subsidiary	(3,038)
Cash paid for acquisition of a subsidiary, net of cash acquired	(38,945)	45,109
Cash paid for purchase of an equity investee	(13,600)
Decrease/(increase) in restricted cash	(244,671)	(394,034)	(105,747)
Net cash used in investing activities	(1,372,766)	(613,980)	(629,974)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,913,292	1,534,339	1,974,577
Proceeds from long-term borrowings	1,810,400		538,000
Repurchase of convertible notes			(617,937)
Repayment of convertible notes		(740,027)
Proceeds from sales of claim against loaned shares			369,153
Proceeds from issuance of ordinary shares		128,529
Proceeds from issuance of ordinary shares upon exercise of warrants	286,747	143,107
Repurchase of ADS			(15,276)
Repayment of short-term borrowings	(1,758,307)	(1,411,716)	(1,535,478)
Repayment of long-term borrowings	(2,377,034)	(1,429,547)	(946,000)
Proceeds from exercise of stock options	2,171	3,389
Net cash provided by/(used in) financing activities	877,269	(1,771,926)	(232,961)
Effect of exchange rate changes on cash and cash equivalents	4,597	9,507	(3,317)
Net increase/(decrease) in cash and cash equivalents	35,269	(911,722)	(857,630)
Cash and cash equivalents at the beginning of the year	2,119,740	3,031,462	3,889,092
Cash and cash equivalents at the end of the year	2,155,009	2,119,740	3,031,462
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	290,026	300,282	243,332
Cash paid for income tax	121,088	84,377	40,007
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in other payables	195,069	221,232	357,543
Purchases of project assets included in other payables	134,667
Project assets transferred from inventories		39,341